Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of finance income (cost) [text block] [Abstract]
Schedule of financial income and expenses
25.	Financial income and expenses

	Notes	2021	2020	2019
Financial income
Interest on marketable securities		8,193	5,396	5,507
Interest on receivable		1,165	3,619	622
Foreign exchange variation (i)		20,257	14,038	17,110
Gain on remeasurement of leases (iii)		2,895	15,246	16,843
Gain on remeasurement of receivables from sale of farms (iv)		227,005	130,915	156,156
Realized profit from derivative transactions (v)	6	76,885	50,484	55,611
Unrealized profit from derivative transactions (vi)	6	513,223	155,715	58,689
		849,623	375,413	310,538
Financial expenses
Marketable securities charges		(1,383)	(1,456)	(294)
Bank charges		(6,140)	(706)	(1,334)
Interest accrued		(28,693)	(25,248)	(18,171)
Monetary variation (i)		(682)	-	-
Foreign exchange variation (ii)		(29,292)	(15,765)	(17,724)
Gain on remeasurement of leases (iii)		(74,160)	(36,091)	(19,309)
Loss on remeasurement of receivables from sale of farms (iv)		(89,663)	(72,535)	(142,167)
Realized loss from derivative financial transactions (v)	6	(193,415)	(91,196)	(35,453)
Unrealized loss from derivative financial transactions (vi)	6	(522,183)	(163,171)	(63,164)
		(945,611)	(406,168)	(297,616)
Financial (expense) income, net		(95,988)	(30,755)	12,922

Schedule of net balances
	2021	2020	2019
Monetary variations (i)	(682)	-	-
Foreign exchange difference (ii)	(9,035)	(1,727)	(614)
Net on remeasurement of leases (iii)	(71,265)	(20,845)	(2,466)
Net on remeasurement of receivables from sale of farms (iv)	137,342	58,380	13,989
Realized profit (loss) from derivative financial instruments (v)	(116,530)	(40,712)	20,158
Unrealized (loss) profit from Derivative financial instruments (vi)	(8,960)	(7,456)	(4,475)